Derivatives And Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2011
Derivatives And Hedging Activities [Abstract]
Volumes Of Outstanding Derivative Contracts

		Contract Volume (1)
Underlying Product	Instruments	Less Than 1 Year	Greater Than 1 Year but Less Than 3 Years	Greater Than 3 Years but Less Than 5 Years	Greater Than 5 Years (2)
Natural Gas (3) (MMBtus (4))	Forwards and Swaps	500,375,394	212,088,902	6,080,000	-
	Options	257,766,990	336,543,013	-	-
Electricity (Megawatt-hours)	Forwards and Swaps	4,718,568	5,206,512	2,142,024	3,754,872
	Options	1,248,000	132,048	264,348	264,096
	Congestion Revenue Rights	84,247,502	72,882,246	72,949,250	61,673,535

(1) Amounts shown reflect the total gross derivative volumes by commodity type that are expected to settle in each time period.

(2) Derivatives in this category expire between 2017 and 2022.

(3) Amounts shown are for the combined positions of the electric fuels and core gas portfolios.

(4) Million British Thermal Units.

Outstanding Derivative Balances

	Gross Derivative Balance	Netting	Cash Collateral	Total Derivative Balances
(in millions)	Commodity Risk (PG&E Corporation and the Utility)
Current assets – other	$54	$(39)	$103	$118
Other noncurrent assets – other	113	(59)	-	54
Current liabilities – other	(489)	39	274	(176)
Noncurrent liabilities – other	(398)	59	101	(238)

Total commodity risk	$(720)	$-	$478	$(242)

At December 31, 2010, PG&E Corporation's and the Utility's outstanding derivative balances were as follows:

	Gross Derivative Balance	Netting	Cash Collateral	Total Derivative Balances
(in millions)	Commodity Risk (PG&E Corporation and the Utility)
Current assets – other	$56	$(45)	$79	$90
Other noncurrent assets – other	77	(62)	96	111
Current liabilities – other	(388)	45	119	(224)
Noncurrent liabilities – other	(486)	62	130	(294)

Total commodity risk	$(741)	$-	$424	$(317)

Gains And Losses On Derivative Instruments

	Commodity Risk (PG&E Corporation and Utility)
	For the year ended December 31,
(in millions)	2011	2010	2009

Unrealized (loss) gain—regulatory assets and liabilities (1)	$21	$(260)	15

Realized loss—cost of electricity (2)	(558)	(573)	(701)

Realized loss—cost of natural gas (2)	(106)	(79)	(54)

Total commodity risk instruments	$(643)	$(912)	(740)

(1) Unrealized gains and losses on commodity risk-related derivative instruments are recorded to regulatory assets or liabilities, rather than recorded to the Consolidated Statements of Income. These amounts exclude the impact of cash collateral postings.

(2) These amounts are fully passed through to customers in rates. Accordingly, net income was not impacted by realized amounts on these instruments.

Additional Cash Collateral The Utility Would Be Required To Post If Its Credit Risk-Related Contingency Features Were Triggered

(in millions)
Derivatives in a liability position with credit risk-related contingencies that are not fully collateralized	$(611)
Related derivatives in an asset position	86
Collateral posting in the normal course of business related to these derivatives	250

Net position of derivative contracts/additional collateral posting requirements (1)	$(275)

(1)	This calculation excludes the impact of closed but unpaid positions, as their settlement is not impacted by any of the Utility's credit risk-related contingencies.